GUINNESS ATKINSON™ FUNDS

SmartETFs Asia Pacific Dividend Builder ETF

Ticker: ADIV

SmartETFs Dividend Builder ETF

Ticker: DIVS

SmartETFs Smart Transportation & Technology ETF

Ticker: MOTO

SmartETFs Sustainable Energy II ETF

Ticker: SOLR

Each a series of the Trust

SUPPLEMENT DATED November 7, 2025

to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

each dated April 30, 2025, as amended July 3, 2025

Important Notice Regarding Planned Change in Fund Names

Effective December 1, 2025, the name of the SmartETFs Asia Pacific Dividend Builder ETF, SmartETFs Dividend Builder ETF, SmartETFs Smart Transportation & Technology ETF, SmartETFs Sustainable Energy II ETF (a “Fund”) will be changed as shown in the table below, and all references to each Fund’s name in the Prospectus, Summary Prospectus and SAI will be updated accordingly. Each Fund’s investment objective and principal investment strategies will remain the same.

Current Name	New Name
SmartETFs Asia Pacific Dividend Builder ETF	Guinness Atkinson Asia Pacific Dividend Builder ETF
SmartETFs Dividend Builder ETF	Guinness Atkinson Dividend Builder ETF
SmartETFs Smart Transportation & Technology ETF	Guinness Atkinson Smart Transportation & Technology ETF
SmartETFs Sustainable Energy II ETF	Guinness Atkinson Sustainable Energy ETF

Please file this Supplement with your records.